Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2015
Basis of Presentation [Abstract]
Revision of Previously Reported Preliminary Fair Values for Purchase Accounting
The following table presents for each period the impact of these errors on previously reported balances, as well as the effect of ordinary measurement period adjustments.

	Three-Month Period
	As Reported	Impact of Errors	Other Measurement Period Adjustments (1)	As If Adjusted
March 31, 2015
Property, plant and equipment, net	$9,832.9	$(77.0)	$(248.8)	$9,507.1
Intangible assets, net	1,602.4	114.5	204.1	1,921.0
Goodwill	628.5	48.5	30.0	707.0
Noncontrolling interests	5,080.3	86.2	(173.2)	4,993.3
Depreciation and amortization expenses	119.6	0.2	(0.2)	119.6

June 30, 2015
Property, plant, and equipment, net	$9,684.3	$(76.0)	$1.0	$9,609.3
Intangible assets, net	1,735.6	113.1	35.4	1,884.1
Goodwill	557.9	48.5	100.6	707.0
Noncontrolling interests	4,976.1	86.2	17.2	5,079.5
Depreciation and amortization expenses	163.9	0.5	0.5	164.9

September 30, 2015
Property, plant, and equipment, net	$9,750.2	$(75.0)	$(8.6)	$9,666.6
Intangible assets, net	1,695.7	111.6	39.8	1,847.1
Goodwill	551.4	48.5	107.1	707.0
Noncontrolling interests	4,898.1	86.2	17.3	5,001.6
Depreciation and amortization expenses	165.8	0.5	0.4	166.7

(1)	Other Measurement Period Adjustments for goodwill include the impact of all balance sheet adjustments not presented in this table.

Revision of Previously Reported Revenues and Product Purchases

The Partnership concluded that these misclassifications were not material to any of the periods affected. However, the Partnership has revised previously reported revenues and product purchases to correctly report NGL buy-sell transactions on a net basis. Accordingly, Revenues and Product Purchases reported in its Form 10-K filed on February 14, 2014 have been reduced by equal amounts as presented in the following tables. There is no impact on previously reported net income, cash flows, financial position or other profitability measures.

Year Ended December 31,
2013
As Reported:
Revenues	$6,556.0
Product Purchases	5,378.5

Effect of Revisions:
Revenues	(241.3)
Product Purchases	(241.3)

As Revised:
Revenues	6,314.7
Product Purchases	5,137.2

Impact of Revisions to Activity Reported in Statement of Changes in Other Comprehensive Income

The following table displays the impact of these revisions to activity reported in our Statement of Comprehensive Income during 2015:

	2015			2015
	As Reported			As Corrected
	Pre-Tax	Related Income Tax	After Tax	Pre-Tax	Related Income Tax	After Tax
Targa Resources Corp.
Commodity hedging contracts:
Change in fair value	$7.4	$(2.8)	$4.6	$11.0	$(4.2)	$6.8
Settlements reclassified to revenues	(5.9)	2.2	(3.7)	(9.5)	3.6	(5.9)

Other comprehensive income (loss) attributable to Targa Resources Corp.	1.5	(0.6)	0.9	1.5	(0.6)	0.9

Noncontrolling interests
Commodity hedging contracts:
Change in fair value	73.8	—	73.8	101.7	—	101.7
Settlements reclassified to revenues	(48.9)	—	(48.9)	(76.8)	—	(76.8)

Other comprehensive income (loss) attributable to noncontrolling interests	24.9	—	24.9	24.9	—	24.9

Total
Commodity hedging contracts:
Change in fair value	81.2	(2.8)	78.4	112.7	(4.2)	108.5
Settlements reclassified to revenues	(54.8)	2.2	(52.6)	(86.3)	3.6	(82.7)

Other comprehensive income (loss)	$26.4	$(0.6)	25.8	26.4	(0.6)	25.8